Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations (Detail) (Included in Interest Expense, Net [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Included in Interest Expense, Net [Member]
Derivative [Line Items]
Undesignated interest rate swaps	$ 5,649	$ 8,064	$ 39,935